Cash and bank balances	6 Months Ended
Jun. 30, 2025
Cash and bank balances
Cash and bank balances

8Cash and bank balances

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Cash at banks	4,876,982	4,958,983
Cash in hand	—	—
	4,876,982	4,958,983

For the purpose of the cash flow statement, cash and cash equivalents comprise the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Cash attributable to continued operations	4,876,982	4,958,983
Cash attributable to discontinued operations	1,522	1,522
	4,878,504	4,960,505